QUARTERLY RESULTS (Unaudited) - Schedule of Quarterly Income Effects of Special Income (Expense) Items (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Oct. 28, 2018	Jul. 29, 2018	Apr. 29, 2018	Jan. 28, 2018	Oct. 29, 2017	Jul. 30, 2017	Apr. 30, 2017	Jan. 29, 2017	Oct. 28, 2018	Oct. 29, 2017	Oct. 30, 2016
Quarterly Financial Information Disclosure [Abstract]
Loss on extinguishment of debt	$ 0	$ 0	$ (21,875)	$ 0					$ (21,875)	$ 0	$ 0
Goodwill impairment					$ (6,000)	$ 0	$ 0	$ 0	0	(6,000)	0
(Loss) gain on disposition of business	0	1,013	(6,686)	0					(5,673)	0	0
Restructuring and impairment charges, net	(769)	439	(488)	(1,094)	(1,710)	(1,009)	(315)	(2,264)	(1,912)	(5,297)	(4,252)
Strategic development and acquisition related costs	(11,661)	(3,642)	(1,134)	(727)	(193)	(1,297)	(124)	(357)	(17,164)	$ (1,971)	$ (2,670)
Acceleration of CEO retirement benefits	0	0	0	(4,600)
Loss on sale of assets and asset recovery					0	0	(137)	0
Gain on insurance recovery	0	4,741	0	0	0	148	9,601	0
Discrete tax effects of U.S. tax reform	0	0	0	323					$ 600
Unreimbursed business interruption costs					(28)	(235)	(191)	0
Total special income (expense) items in income before income taxes	$ (12,430)	$ 2,551	$ (30,183)	$ (6,098)	$ (7,931)	$ (2,393)	$ 8,834	$ (2,621)